Employee benefits (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Reconciliation of Defined Benefit Obligations and Plan Assets

he amounts recognized in the consolidated statements of financial position are reconciled to the obligations and assets of defined benefit plans and unfunded lump-sum retirement benefit plans as of March 31, 2018 and 2019 as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Defined benefit obligations	73,479	73,168
Plan assets	(56,547)	(53,930)

Net of liabilities and assets	16,932	19,238

Defined benefit liabilities	16,947	19,270
Defined benefit assets	(15)	(32)

Net defined benefit liabilities	16,932	19,238

Summary of Major Categories of Plan Assets

Major categories of plan assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Assets held through unquoted trust funds
Equities-domestic	—	16,966	16,966	—	15,148	15,148
-foreign	—	4,306	4,306	—	4,623	4,623
Debt instruments-domestic	—	3,441	3,441	—	3,279	3,279
-foreign	—	11,377	11,377	—	16,108	16,108
Other alternative funds and investments	—	9,027	9,027	—	8,637	8,637
Cash and cash equivalents	—	6,153	6,153	—	612	612
Assets held directly by the plan
Cash and cash equivalents	2,816	—	2,816	3,005	—	3,005
Group annuity insurance	—	2,461	2,461	—	2,518	2,518

Total	2,816	53,731	56,547	3,005	50,925	53,930

Summary of Actuarial Assumptions

The significant actuarial assumptions as of March 31, 2017, 2018 and 2019 were as follows:

	As of March 31
	2017	2018	2019
Discount rate (%)	0.41-0.62	0.38-0.54	0.31-0.44
Expected remaining life expectancy of those who are currently 60 years old (years)
Male	23.6	23.6	23.6
Female	29.3	29.3	29.3

Summary of Impact of Movement in Principal Actuarial Assumptions

This analysis is based on provisional calculations, and thus actual results may differ from the analysis.

	(Millions of yen)

	As of March 31
	2018	2019
Discount rate
0.5% decrease	3,417	3,371
0.5% increase	(3,219)	(3,109)
Mortality
Increase in life expectancy by 1 year	618	630

Defined benefit obligation [member]
Statement [LineItems]
Summary of Changes in Defined Benefit Obligations

The changes in defined benefit obligations for the years ended March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Defined benefit obligations at beginning of the year	74,049	73,479
Current service cost	2,664	2,501
Interest cost	459	479
Remeasurements:
Change in demographic assumptions	(23)	(69)
Change in financial assumptions	468	568
Experience adjustments*	(621)	(57)
Benefit payments	(3,512)	(3,671)
Currency exchange differences	(17)	(62)
Others	12	—

Defined benefit obligations at end of the year	73,479	73,168

*	Experience adjustments represent the impact on the liabilities of differences between actual experiences during the year compared with the previous actuarial assumptions.

Plan assets [member]
Statement [LineItems]
Summary of Changes in Defined Benefit Obligations

The changes in the carrying amounts of plan assets for the years ended March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Plan assets at beginning of the year	53,253	56,547
Interest income	409	404
Remeasurements	3,993	(1,550)
Employer contributions	2,084	2,190
Benefit payments	(3,207)	(3,584)
Currency exchange differences	(16)	(54)
Others	31	(23)

Plan assets at end of the year	56,547	53,930